Income taxes - Deferred income tax (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Deferred tax assets	$ 27,366,000	$ 21,627,000
Unrecognized deferred tax asset	(27,366,000)	(21,627,000)
Equipment and license
Income taxes
Deferred tax assets	759,000	624,000
R&D under Section 174
Income taxes
Deferred tax assets	1,508,000	1,186,000
US R&D tax credit
Income taxes
Deferred tax assets	574,000
Share issue costs and financing fee
Income taxes
Deferred tax assets	518,000	572,000
Foreign exchange
Income taxes
Deferred tax liability (asset)	(13,000)	(10,000)
Unpaid accrued bonus and vacation
Income taxes
Deferred tax assets	63,000
Scientific research and experimental development expenditures
Income taxes
Deferred tax assets	3,609,000	3,278,000
Non-capital losses available for future periods
Income taxes
Deferred tax assets	$ 20,348,000	$ 15,977,000